Oil and Gas Property Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Depletion	$ 18,841	$ 19,295
2015 Alberta oil and gas well interest
Depletion	$ 18,841	$ 19,295